Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (146,638)	$ (227,337)	$ (259,215)
Current service cost	(129)	(125)	(133)
Interest (expense) income	(2,125)	(3,015)	(3,709)
Total	(148,892)	(230,477)	(263,057)
Return on plan assets (excluding amounts included in interest income or expense)	39,262	45,033	3,187
Impact on changes in demographic assumptions			14,216
Financial assumption movement effect	(11,685)	29,825	(7,103)
Experience adjustments	35,227	(18,553)	399
Gain (loss) on remeasurement, net defined benefit liability (asset)	62,804	56,305	10,699
Pension fund contribution	28,418	27,534	25,021
Ending balance	(57,670)	(146,638)	(227,337)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(706,559)	(744,191)	(759,548)
Current service cost	(129)	(125)	(133)
Interest (expense) income	(10,772)	(9,934)	(11,150)
Total	(717,460)	(754,250)	(770,831)
Impact on changes in demographic assumptions			14,216
Financial assumption movement effect	(11,685)	29,825	(7,103)
Experience adjustments	35,227	(18,553)	399
Gain (loss) on remeasurement, net defined benefit liability (asset)	23,542	11,272	7,512
Paid pension	31,769	36,419	19,128
Ending balance	(662,149)	(706,559)	(744,191)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	559,921	516,854	500,333
Interest (expense) income	8,647	6,919	7,441
Total	568,568	523,773	507,774
Return on plan assets (excluding amounts included in interest income or expense)	39,262	45,033	3,187
Gain (loss) on remeasurement, net defined benefit liability (asset)	39,262	45,033	3,187
Pension fund contribution	28,418	27,534	25,021
Paid pension	(31,769)	(36,419)	(19,128)
Ending balance	$ 604,479	$ 559,921	$ 516,854